Statement of Balance Sheet - Greenland Exploration Limited	Dec. 31, 2025 USD ($)
Current assets
Cash	$ 36,051
Prepaid expense	110,190
Loan receivable	232,519
Total Assets	378,760
Current liabilities
Accounts payable	60,335
Loan payable	475,000
Total Liabilities	535,335
Commitments & Contingencies
Stockholders’ equity
Common stock, no par value; 10,000,000 shares authorized; 1,500,000 issued and outstanding
Additional paid in capital	20,000
Accumulated deficit	(176,575)
Total Stockholder’s deficit	(156,575)
Total liabilities and Stockholder’s deficit	$ 378,760